Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3. Fair Value Measurements:
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). The classification of an asset or a liability is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy under ASC 820 are described below:
Level 1— Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date. Active markets provide pricing data for trades occurring at least weekly and include exchanges and dealer markets.
Level 2— Inputs include quoted prices of similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3— Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
Valuation methodologies maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for the Plan’s investment assets measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.
Mutual funds represent investments with various investment managers. The fair value of these investments is determined by reference to the fund’s underlying assets, which are principally marketable equity and fixed income securities. All of the Plan’s mutual fund investments are traded on national securities exchanges and are valued at their respective net asset values as of December 31, 2025 and 2024.
The Plan has an investment in the common stock of the Parent Company, which is listed on the New York Stock Exchange (“NYSE”) under the ticker symbol “ECVT”. The investment in Parent Company common stock is valued based on the number of shares held by the Plan at year-end multiplied by the closing price of the Parent Company’s common stock on the NYSE as of December 31, 2025 and 2024.
The following tables set forth by level within the fair value hierarchy the Plan investment assets at fair value, as of December 31, 2025 and 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan had no financial liabilities as of December 31, 2025 and 2024.

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$279,221,771	$—	$—	$279,221,771
Parent Company common stock	323,303	—	—	323,303
Total investments at fair value	$279,545,074	$—	$—	$279,545,074

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$250,708,035	$—	$—	$250,708,035
Parent Company common stock	243,862	—	—	243,862
Total investments at fair value	$250,951,897	$—	$—	$250,951,897

The Plan’s investment in the Vanguard PRIMECAP Fund Admiral Shares totaled $32,067,409 and $29,237,039 as of December 31, 2025 and 2024, respectively, and Vanguard Institutional Index Fund Institutional Shares totaled $33,031,544 and $28,973,386 as of December 31, 2025 and 2024, respectively. Each investment represents a concentration equal to or greater than 10% of the Plan’s net assets available for benefits.